Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Reconciliation of Changes in Goodwill

	Note	December 31 2018 $	December 31 2017 $

Gross goodwill, beginning of the year		1,734.6	2,006.1
Acquisitions		96.3	16.3
Disposals	8	(120.2)	(194.4)
Impact of foreign exchange		88.5	(93.4)

Gross goodwill, end of the year		1,799.2	1,734.6

Accumulated impairment losses, beginning of the year		(178.0)	(178.0)
Impairment of goodwill	8	(53.0)	-
Disposals	8	53.0	-
Accumulated impairment losses, end of the year		(178.0)	(178.0)

Net goodwill, end of the year		1,621.2	1,556.6

Schedule of Goodwill Allocated

Goodwill was allocated to each CGU or group of CGUs as follows:

	December 31 2018 $	December 31 2017 $

Consulting Services
Canada	358.2	337.8
United States	1,003.7	917.7
Global	259.3	183.2
Construction Services	-	117.9

Allocated	1,621.2	1,556.6

Summary of Most Sensitive Key Assumptions Used for CGUs

The values assigned to the most sensitive key assumptions for the Consulting Services – Global group of CGUs are listed in the table below:

Key Assumptions	Consulting Services – Global

Operating margin rates	5.6% to 8.7%
After tax discount rate	11.2%
Terminal growth rate	3.0%
Non-cash working capital rates	20.3% to 20.5%
Average annual net revenue growth rate (2019-2023)	3.7%